Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated statements of income
Deferred taxes assets	€ 283,953	€ 312,679
Deferred tax liabilities	750,286	936,475
Net deferred tax liabilities	€ (466,333)	€ (623,796)